TRADE AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions
Effect of adoption of IFRS 9	¥ (139,436)
At beginning of year			¥ 46,699,433
Carrying value of derecognized discounted notes receivable		¥ 29,273,000	24,474,000
Carrying amount of not derecognized notes receivable accepted by banks in the PRC endorsed to certain of its suppliers in order to settle the trade payables due to suppliers		444,000	227,000
Gains or losses recognised from the continuing involvement		0
Provision for impairment
Reconciliation of changes in other provisions
As at January 1,	¥ 546,102	546,102	507,593
Effect of adoption of IFRS 9		112,407
At beginning of year		658,509	507,593
Provision for impairment		64,544	47,953
Written off		(33,469)	(15,341)
Reversal		(20,466)	(7,206)
Others (Note)		(9,857)	13,103
As at the December 31,		¥ 659,261	¥ 546,102